Stockholders' Equity (Details 3)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2012
Stockholders' Deficit [Abstract]
Number of Shares, Outstanding	48,652,342	62,512
Number of Shares, Granted	40,612,818	54,783,595
Number of Shares, Exercised		(6,193,765)
Number of Shares, Outstanding	89,265,160	48,652,342
Number of Shares, Outstanding and vested	44,300,212
Weighted Average Exercise Price Per Share, Outstanding		1.00	0.08
Weighted Average Exercise Price Per Share, Granted	0.05	0.05
Weighted Average Exercise Price Per Share, Exercised		0.08
Weighted Average Exercise Price Per Share, Outstanding	0.01		0.08
Weighted Average Exercise Price Per Share, Outstanding and vested	0.09